Fair Value Considerations (Details 1)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2017	Jun. 30, 2016
Warrants:
Volatility	160.70%		75.00%
Equivalent term (years)	4 years 2 months 5 days		4 years 10 months 3 days
Risk-free interest rate	1.87%		0.99%
Dividend yield	0.00%		0.00%
Warrants [Member]
Warrants:
Volatility		177.10%
Equivalent term (years)		4 years 7 months 17 days
Risk-free interest rate		2.16%
Dividend yield		0.00%
Warrants [Member] | At Issuance [Member]
Warrants:
Volatility		188.00%
Equivalent term (years)		5 years
Risk-free interest rate		1.83%
Dividend yield		0.00%